Description of Organization and Business Operations - Additional Information (Details) - USD ($)							3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 28, 2023	Mar. 28, 2023	Mar. 20, 2023	Sep. 27, 2022	Sep. 28, 2021	Sep. 23, 2021	Mar. 31, 2023	Sep. 28, 2023	Dec. 31, 2021	Dec. 31, 2022	Feb. 27, 2023	Jan. 25, 2023	Dec. 27, 2022	Nov. 28, 2022	Oct. 26, 2022	Sep. 26, 2022	Sep. 23, 2022
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation							Jan. 19, 2021			Jan. 19, 2021
Sale of common stock, Shares					23,000,000
Proceeds from issuance of unit					$ 225,400,000				$ 25,000
Common stock, par value						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of Public Share per unit						1
Exercise price of warrants						$ 11.5	$ 11.5			$ 11.5
Sale of stock price per unit					$ 10
Proceeds from sale of Units, net of underwriting discounts paid									$ 226,850,000
Transaction costs, net					$ 13,193,740
Transaction costs									733,740	$ 85,000
Deferred underwriting fees					9,200,000
Offering costs					843,740
Reimbursement of offering expenses					1,450,000
Monthly extension of amendment description							The Company’s Offering prospectus and Amended and Restated Certificate of Incorporation provided that the Company initially had until September 28, 2022 (the date which was 12 months after the consummation of the Offering) to complete its initial Business Combination (the “Combination Period”). On September 23, 2022, the Company held a special meeting of its stockholders and the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from September 28, 2022 up to March 28, 2023 in one-month extensions (the “First Extension”).			The Company’s initial public offering prospectus and Amended and Restated Certificate of Incorporation provided that the Company initially had until September 28, 2022 (the date which was 12 months after the consummation of the Offering) to complete the Business Combination. On <br/>September 23, 2022, the Company held a special meeting of its stockholders and the Company’s stockholders approved an amendment to the <br/>Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from September 28, 2022 up to March 28, 2023 in one-month extensions (the “Extension”).
Number of public shares to be redeemed	995,049	995,049
Amount withdrawn from trust account	$ 10,449,625
Description of proposals	At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that the Sponsor (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $100,000 (the “Second Extension”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one<br/>(1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of<br/>$100,000.
Issued and outstanding common stock own percentage	68.40%
Number of shares of common stock per unit						1
US Government treasury bills maturity description							U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less			U.S. government treasury bills with a maturity of one hundred and eighty-five <br/>(185) days or less
Decommissioning trust assets description							The Company’s Amended and Restated Certificate of Incorporation provides that, other than the withdrawal of interest to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (1) the completion of a Business Combination; (2) the redemption of 100% of the outstanding Public Shares if the Company has not completed an initial Business Combination within 24 months from the closing of the Offering; or (3) the redemption of any Public Shares properly tendered in connection with a stockholder vote to amend the Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business combination activity and related stockholders’ rights.			The Company’s Amended and Restated Certificate of Incorporation provides that, other than the withdrawal of interest to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (1) thecompletion of the Business Combination; (2) the redemption of 100% of the outstanding Public Shares if the Company has not completed an initial Business Combination within 24 months from the closing of the Offering; or (3) the redemption of any Public Shares properly tendered in connection with a stockholder vote to amend the Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business combination activity and related stockholders’ rights.
Public shares redemption percentage							100.00%			100.00%
Monthly extension fee payable	$ 160,000	$ 160,000
Cash							$ 356,141		$ 421,549	$ 78,196
Working capital deficit							(5,937,064)			(3,935,695)
Wells Fargo Securities LLC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deferred underwriting fee waiver amount			$ 6,440,000
Accounts Payable
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs, net							25,000			25,000
Extension Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value																	$ 0.0001
Number of public shares to be redeemed																	18,985,950
Amount withdrawn from trust account				$ 192,138,312
Principal amount	1,060,000	1,060,000
Cash deposited in trust account	100,000	100,000
Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount	130,000	130,000					$ 805,000			$ 260,000	$ 350,000	$ 65,000	$ 65,000	$ 65,000	$ 65,000
Conversion price							$ 10			$ 10
Scenario Forecast
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Monthly extension fee payable								$ 100,000
Scenario Forecast | Charter Amendment Proposal
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Extension fund amount								$ 100,000
Sponsor | Extension Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount							$ 960,000			$ 640,000						$ 160,000
Sponsor | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount																$ 65,000
Underwriting Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares						20,000,000
Proceeds from issuance of unit					232,300,000	$ 200,000,000
Transaction costs					$ 4,600,000
Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit					$ 10
Sale of units in private placement					795,000
Proceeds from sale of Units, net of underwriting discounts paid					$ 7,950,000
Warrants
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description							Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).			Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Common Stock | Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares									10,047,500
Proceeds from issuance of unit									$ 25,000
Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Exercise price of warrants							$ 9.2			$ 9.2
Net interest to pay dissolution expenses							$ 100,000			$ 100,000
Maximum | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Exercise price of warrants							$ 9.2			$ 9.2
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares					3,000,000
Proceeds from issuance of unit					$ 230,000,000
Over-Allotment Option | Underwriting Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Underwriters Option Period						45 days
Over-Allotment Option | Maximum | Underwriting Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares						3,000,000
Proceeds from issuance of unit						$ 30,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of unit					6,900,000
Sale of units description							Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.			Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
Private Placement | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement							80,500			26,000
Private Placement | Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description							Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).		Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
Exercise price of warrants							$ 11.5		$ 11.5
Sale of stock price per unit							$ 10
Sale of units in private placement							795,000		795,000
Number of shares of common stock per unit							1		1	1
Private Placement | Warrants
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock per unit							1			1
Private Placement | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value							$ 0.0001			$ 0.0001
Number of shares of common stock per unit							1			1
Private Placement | Common Stock | Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares									795,000
Underwriter Fees
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs					$ 4,600,000
Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Amount withdrawn from trust account		$ 10,449,626
Description of proposals		At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that GigAcquisitions5, LLC (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $ 100,000 (the “Charter Amendment Proposal”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $100,000 (the “Trust Amendment Proposal”).
Cash deposited in trust account	100,000	$ 100,000
Issued and outstanding common stock own percentage		68.40%
Monthly extension fee payable	160,000	$ 160,000
Subsequent Event | Wells Fargo Securities LLC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deferred underwriting fee waiver amount			$ 6,440,000
Subsequent Event | Extension Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount	1,060,000	1,060,000									960,000	960,000
Cash deposited in trust account	$ 100,000	$ 100,000
Subsequent Event | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount											350,000	805,000
Subsequent Event | Sponsor | Extension Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount											$ 160,000	$ 160,000